Summary of Significant Accounting Policies - Liquidity and Capital Resources (Details) - USD ($)			9 Months Ended
	Jul. 10, 2020	Apr. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Summary of Significant Accounting Policies [Line items]
Deposite in operating bank account				$ 700,000
Investment income held in the Trust Account				10,000
Working capital deficit				5,100,000
Capital contribution			$ 25,000
Deferred underwriting commissions			4,749,500
Sale of Private Placement Shares for purchase price			4,714,000
Cash and cash equivalents			$ 1,100,000	$ 700,000
Share Price			$ 10.00	$ 10.00
Sponsor
Summary of Significant Accounting Policies [Line items]
Capital contribution	$ 25,000	$ 25,000
Loan from related parties to cover expenses in connection with IPO	300,000
Offering expenses	600,000
Underwriting commissions	2,700,000
Deferred underwriting commissions	4,800,000
Sale of Private Placement Shares for purchase price	4,700,000
Net proceeds from Private Placement Shares	137,100,000
Proceeds from issuance of shares placed in Trust Account	135,700,000
Cash and cash equivalents				$ 700,000
Loans may be convertible into private placement shares	$ 1,500,000
Share Price	$ 10.00